Fair Value Disclosure for Non-financial Assets (Details) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of assets [line items]
Assets	$ 396,947	$ 650,338
Recurring fair value measurement | Level 1
Disclosure of fair value measurement of assets [line items]
Assets	1,039	1,655
Recurring fair value measurement | Level 2
Disclosure of fair value measurement of assets [line items]
Assets	37,931	49,192
Recurring fair value measurement | Level 3
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Recurring fair value measurement | Inventories | Level 1
Disclosure of fair value measurement of assets [line items]
Assets	1,039	1,655
Recurring fair value measurement | Inventories | Level 2
Disclosure of fair value measurement of assets [line items]
Assets	271	13,529
Recurring fair value measurement | Inventories | Level 3
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Recurring fair value measurement | Investment property | Level 1
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Recurring fair value measurement | Investment property | Level 2
Disclosure of fair value measurement of assets [line items]
Assets	37,660	35,663
Recurring fair value measurement | Investment property | Level 3
Disclosure of fair value measurement of assets [line items]
Assets	$ 0	$ 0